Recent Accounting Pronouncements Adopted (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Recent Accounting Pronouncements Adopted
Operating right-of-use assets	$ 7,190,501	$ 4,728,242	$ 4,795,342	$ 4,795,342
Operating lease liabilities	$ 6,475,923	$ 3,634,429	$ 4,406,029	$ 6,026,629